Events After the Reporting Period (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 26, 2022 Share	Apr. 19, 2022 shares	May 02, 2022 USD ($) Employees	Mar. 31, 2022 CAD ($) Share shares $ / shares	Mar. 31, 2022 USD ($) Share shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) Share	Mar. 31, 2020 $ / shares	Mar. 31, 2020 USD ($) Share	Jun. 30, 2022 CAD ($)	May 31, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options exercised | Share				329,822	329,822		145,537		119,292
Stock options exercised, exercise price | $ / shares				$ 4.7		$ 2.65		$ 1.75
Proceeds from exercise of stock options					$ 1,226,259		$ 302,886		$ 160,687
Number of share option forfeited | Share				99,284	99,284		43,571		439,666
Stock options forfeited, exercise price | $ / shares				$ 13.6		$ 3.55		$ 2.31
Restricted cash related to contract for sale of vehicles					$ 53,553	$ 111,748	$ 111,748
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options exercised | shares				3,322	3,322
Stock options exercised, exercise price | $ / shares				$ 3.37
Proceeds from exercise of stock options				$ 11,204
Number of stock options expired	5,357			5,357	5,357
Stock options expired, exercise price | $ / shares				$ 5.25
Number of share option forfeited | Share				42,536	42,536
Stock options forfeited, exercise price | $ / shares				$ 14.25
Lease payment per month					$ 8,080
Amount of loan received										$ 2,325,000	$ 2,325,000
Interest rate for loan										12.00%	12.00%
Events after reporting period [Member] | 2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity incentive plan, maximum percentage of issued and outstanding shares		10.00%
Number of performance based awards authorized for issuance in share-based payment arrangement | shares		2,314,803
Events after reporting period [Member] | South Charleston Development Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease payment per month			$ 50,000
Value of without additional parcels acquired after occupancy date			6,700,000
Value of additional parcels acquired after occupancy date			8,000,000
Amount of forgiveness for initial target			1,300,000
Amount of forgiveness for every 100 employee thereafter			$ 500,000
Number of employees set thereafter for eligible forgiveness | Employees			100